Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Asset as at the End of the Reporting Period (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Deferred tax asset
Plant and equipment	RM 181,284	$ 43,035
Provisions and others	2,041,958	484,738	707,852
Other temporary differences	479,842	113,909
Deferred tax liability
Plant and equipment	(164,679)	(39,093)	(295,010)
Other temporary differences			(104,509)
Presented after appropriate offsetting	2,538,405	602,589	308,333
At 24%	RM 609,217	$ 144,621	RM 74,000	$ 17,566	RM 74,000